INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials	151,975,367	109,383,340
Works in progress	1,481,938	57,688
Finished goods	25,175,994	32,725,151
Inventories	178,633,299	142,166,179

On April 5, 2018, there was a fire accident incurred at the warehouse in the Group’s rented plant facility in Jiangsu Province of PRC. RMB18,254,406 inventories damage loss was recognized in general and administrative expenses for the year ended December 31, 2018. In addition, write-downs of inventories from the carrying amount to its estimated net realizable value amounted to nil, RMB10,491,137, RMB5,809,583 were made for the year ended December 31, 2018, 2019 and 2020, and were recorded as cost of revenues.